CONCESSIONS AND AUTHORIZATIONS	12 Months Ended
Dec. 31, 2022
Concessions And Authorizations
CONCESSIONS AND AUTHORIZATIONS

4.	CONCESSIONS AND AUTHORIZATIONS

CEMIG, through its subsidiaries, holds the following public service concessions and authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION

Hydroelectric plants
Emborcação (1) (2) (7)	CEMIG GT	07/1997	05/2027
Nova Ponte (1) (2) (7)	CEMIG GT	07/1997	08/2027
Santa Luzia (1)	CEMIG GT	07/1997	02/2026
Sá Carvalho (1) (7) (10)	Sá Carvalho	01/2004	08/2026
Rosal (1) (7)	Rosal Energia	01/1997	12/2035
Machado Mineiro (1) (6) Salto Voltão (1) (6) Salto Paraopeba (1) (8) Salto do Passo Velho (1) (6)	Horizontes Energia	Resolution 331/2002	05/2027 06/2033 10/2030 03/2031
PCH Pai Joaquim (1) (7)	CEMIG PCH S.A. (‘CEMIG PCH’)	Authorizing Resolution 377/2005	04/2032
Irapé (1) (7)	CEMIG GT	14/2000	09/2037
Queimado (Consortium) (1) (7)	CEMIG GT	06/1997	06/2034
Rio de Pedras (1) (7)	CEMIG GT	02/2013	12/2025
Poço Fundo (1) (7) (9)	CEMIG Geração Poço Fundo S.A. (‘CEMIG Geração Poço Fundo’)	01/2021	05/2052
São Bernardo (1) (7)	CEMIG GT	02/2013	06/2027
Três Marias (3) (7)	CEMIG Geração Três Marias S.A. (‘CEMIG Geração Três Marias’)	08/2016	01/2053
Salto Grande (3) (7)	CEMIG Geração Salto Grande S.A. (‘CEMIG Geração Salto Grande’)	09/2016	01/2053
Itutinga (3) (7)	CEMIG Geração Itutinga S.A. (‘CEMIG Geração Itutinga’)	10/2016	01/2053
Camargos (3) (7)	CEMIG Geração Camargos S.A. (‘CEMIG Geração Camargos’)	11/2016	01/2053
Coronel Domiciano (3) (7) Joasal, Marmelos, Paciência and Piau (3) (7)	CEMIG Geração Sul S.A. (‘CEMIG Geração Sul’)	12/2016 and 13/2016	04/2047 01/2053
Dona Rita (3) (7) Ervália and Neblina (3) (7) Peti (3) (7) Sinceridade (3) (7) Tronqueiras (3) (7)	CEMIG Geração Leste S.A. (‘CEMIG Geração Leste’)	14/2016 and 15/2016	07/2050 04/2047 01/2053 03/2047 12/2046
Cajurú, Gafanhoto and Martins (3) (7)	CEMIG Geração Oeste S.A. (‘CEMIG Geração Oeste’)	16/2016	01/2053

Wind power plants
Central Geradora Eólica Praias de Parajuru (4)	Central Eólica Praias de Parajuru (‘Parajuru’)	Resolution 526/2002	09/2032
Central Geradora Eólica Volta do Rio (4)	Central Eólica Volta do Rio (‘Volta do Rio’)	Resolution 660/2001	01/2031

POWER TRANSMISSION
National grid (5)	CEMIG GT	006/1997	01/2043
Itajubá Substation (5)	CEMIG GT	79/2000	10/2030
Furnas - Pimenta - Transmission line (5)	Companhia de Transmissão Centroeste de Minas S.A. (‘Centroeste’)	004/2005	03/2035
Subestação Sete Lagoas (4) (5)	Sete Lagoas	006/2011	06/2041

ENERGY DISTRIBUTION	CEMIG D	002/1997 003/1997 004/1997 005/1997	12/2045

GAS DISTRIBUTION	Gasmig	State Law 11,021/1993	01/2053

(1)	Refer to power generation concession agreements that are not in the scope of IFRIC 12, whose infrastructure assets are recorded as property, plant and equipment since the grantor does not control to whom the services should be provided and their price, and their energy is mainly sold in the Free Contracting Environment (‘ACL’).
(2)	On July 17, 2020, CEMIG GT filed a statement of its interest in extending these plants concession, to ensure its right of option under the legislative changes currently under discussion, relating to the group of measures to modernize the energy sector. Any actual decision will only be made after publication by the Brazilian Mining and Energy Ministry and by the grantor, ANEEL (‘Agência Nacional de Energia Elétrica’), of the conditions for extension, which will be submitted to decision by CEMIG’s governance bodies at the due time.
(3)	Refers to energy generation concession contracts whose concession bonus revenue is classified as financial assets of the concession.
(4)	Refer to concessions, by means of authorization, of wind power generation in the independent production modality, commercialized in the scope of Alternative power source program (‘Proinfa’). The assets linked to the exploration right are registered in intangible assets.
(5)	These refer to power transmission concession agreements which, in accordance with IFRS 15, are classified as contract assets as they are subject to the satisfaction of performance obligations in the provision of the electric energy transmission service.
(6)	ANEEL changed, through Authoritative Resolution 12,137, of June 14, 2022, the end of the validity of the authorization grants of these plants, due to the repactuation of the hydrological risk (‘GSF’).
(7)	On October 7, 2022, the addenda to the concession contracts of these plants were signed to include the new effective date of the grant.
(8)	Plant eligible for the extension of the concession due to the agreement with ANEEL and that, since it has been granted through an authorizing resolution, awaits the reformulation of this act to include the new date.
(9)	On September 29, 2022, and October 1, 2022, ANEEL authorized the start of commercial operation of the Generating Units ‘UG-01’ and ‘UG-02’, respectively, both from PCH Poço Fundo. The start of commercial operation of the UG's occurred approximately 3 months before the supply deadline established in the A-4 Auction held by ANEEL in June 2018, when the incremental energy resulting from the expansion of PCH Poço Fundo (9.16 MW to 30.00 MW and the physical guarantee from 5.79 average MW to 16.59 average MW) was sold (information of MW not audited).
(10)	In February 2023, CEMIG GT, aiming to guarantee its right to request a new grant of the concession, filed its expression of interest in the extension of the concession of UHE Sá Carvalho through transfer of shareholding control to its wholly owned subsidiary Sá Carvalho. CEMIG GT reiterates that this expression of interest has the sole purpose of ensuring its right to an eventual extension of Concession Contract 01/2004, for up to 30 (thirty) years, at the discretion of the granting authority, after the required completion of the process of transfer of shareholder control, in accordance with the current legislation, which still has premises pending definition by the Ministry of Mines and Energy - MME.

Generation concessions

In the Generation business, the Company earns revenue from the sale of energy from its plants in the regulated market (ACR) and in the free market (ACL). While in the regulated environment the transactions occur by means of centralized and public auctions, in the free environment the negotiations are bilateral and reserved to the interested parties.

There is also revenue from the spot market, which remunerates agents for de-contracted energy, which is settled at the Spot Price (PLD).

Transmission concessions

Under the transmission concession contracts, the Company, through its subsidiaries, is authorized to charge a Tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or ‘TUST’). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or RAP) of transmission concessions contracts is adjusted. This tariff is in effect from July 1 of each year, upon its publication, until June 30 of the subsequent year.

The payment for use of transmission service also applies to generation provided by the Itaipu Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by the holders of distribution concessions that hold quotas of its output.

Onerous concessions

When obtaining the concessions for construction of certain generation projects, the Company is required to make payments to the grantor over the period of the contract or for up to 5 years upon signature of the concession contract for plants with installed capacity between 1 and 50 MW (information of MW not audited), as compensation for the right to operate them. The information on the concessions and the amounts to be paid are as follows, according to ANEEL's RN No. 467/2011.

The information on the grants, with the amounts to be paid, is as follows:

Project	Nominal value in 2022	Present value in 2022	Period of the concession	Updating indexer
Irapé (1) (3)	49	22	03/2006 - 09/2037	IGPM
Queimado (Consortium) (2) (3)	11	6	01/2004 - 06/2034	IGPM

(1)	In October 2022, through the 4th amendment to Concession Agreement No. 014/2000, the term of the concession for the Irapé Hydroelectric Plant was extended, in accordance with Authoritative Resolution No. 12,255 of July 5, 2022, and ReH No. 2,932, of September 14, 2021;
(2)	In October 2022, by means of the 3rd amendment to Concession Contract 006/1997, the term of the concession for the Usina Hidrelétrica Queimado was extended, pursuant to Authoritative Resolution 11,998 of July 7, 2022, and ReH No. 2,932, of September 14, 2021;
(3)	During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.

CEMIG generates energy from nine hydroelectric plants that have the capacity of 5MW or less, including those mentioned in the previous paragraph - having a total installed capacity of 11.53MW, and thus under Law 9,074/95, these are dispensed from concession, permission or authorization, and do not have a final concession date (information of MW not audited).

The concessions fees are paid monthly to the grantor for an amount that changes over time. These payments are recorded as an intangible asset, representing a right to operate the concession and to charge users through the concession period, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

The amounts paid to the grantor in 2022, the nominal value and the present value of the amounts to be paid in the next 12 months, are as follows:

Project	Interest, %	Amounts paid in 2022	Nominal value of amounts to be paid in the next 12 months	Present value of amounts to be paid in the next 12 months
Irapé	100.00	3	3	3
Queimado (Consortium)	82.50	1	1	1

The rate used by the Company to discount the above liabilities to its present value, was 12.50%, and represents the average cost of funding under usual conditions on the date of registration of each concession.

Electricity power distribution concessions

The CEMIG D (wholly owned subsidiary) operates the concession for the distribution of energy in the greater part of the State of Minas Gerais, which expires in December 2045.

According to the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered revertible and part of the assets of the related concession. These assets are automatically reverted to the Grantor at the end of the contract and are then valued to determine the amount of the indemnity payable to CEMIG D, subject to the amounts and the dates on which they were incorporated into the energy system.

CEMIG D does not have obligations to make compensatory payments for commercial operation of the distribution concessions but has to comply with requirements related to quality, and investments made, in accordance with the concession contract.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year the CEMIG D has the right to request for the annual adjustment, the purpose of which is to be compensated the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the CEMIG D’s control to be passed through to customers - for example the cost of energy purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, the grantor performs a periodic review of tariffs every five years, which aims to adjust due to changes in the CEMIG D’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with the CEMIG D’s customers.

The CEMIG D also has the right to request an extraordinary review of tariffs in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the grantor, although there are pre-established provisions for each revision cycle.

Under the distribution concession contracts, the CEMIG D is authorized to charge customers a tariff consisting of two components: (i) A component related to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Parcel A costs’); and (ii) a portion relating to operating costs (‘Parcel B costs’).

Fifth Amendment to concession contract

On December 21, 2015, the Company signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its energy distribution concessions for an additional 30 years, starting January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•	The annual tariff adjustment will occur on May 28 of each year, according the rules set for in Clause 6 of the Amendment will be applied.
•	Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the envent of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.
•	There is a requirement for injections of capital from the controlling shareholder in an amount sufficient to meet the minimum conditions for economic and financial sustainability.
•	The requirement of compliance with efficiency criteria related to the continuity of supply and economic and financial management to maintain the concession, respecting the right to full defense and the adversary in case of non-compliance, being that any non-compliance for three consecutive years for the criteria of efficiency in the continuity of supply and two consecutive years for the criteria of efficiency in economic and financial management will result in the opening of a process of forfeiture of the concession.

The criteria of efficiency in economic and financial management are as follows:

•	Operational cash generation (-) QRR¹ (-) interest on the debt[2] ≥ 0;
•	{Net debt / [Ebitda (-) QRR]} ≤ 1 / (111% of the Selic rate) (by the end of 2028).

1.    QRR = ‘Regulatory reintegration quota’, or Regulatory depreciation expense.

2.    Net debt x 111% of the Selic rate.

3.    Calculated according to the method defined by the grantor (ANEEL), contained in distribution concession contract.

4.    Gross debt, less financial assets.

The efficiency criteria related to the continuity of supply and the economic and financial management for the maintenance of CEMIG D's concession were met in the years ended December 31, 2022 and 2021.

Gas distribution concessions

The concessions for distribution of natural gas are granted by each Brazilian state. In the state of Minas Gerais, the tariffs for natural gas are set by the grantor, the State’s Economic Development Secretariat, by market segment. The tariffs are comprised of a portion of the cost of gas and a portion of the distribution of gas. Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service - remuneration of invested capital and to cover all the operating, commercial and administrative expenses of Gasmig.

In addition to these adjustments, there are periodic reviews of tariffs. These reviews may occurr every five years from the end of the first cycle, to evaluate the changes in the costs of the Gasmig and update the tariffs. The concession contract also specifies the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

On September 19, 2019 Gasmig signed, with the State of Minas Gerais as Grantor, the Third Amendment to the Concession Contract for Commercial Operation of Industrial, Institutional and Residential Piped Gas Services in the State of Minas Gerais. This guarantees maintenance of the period of Gasmig’s succession up to 2053.

Conclusion of the Tariff Review for piped natural gas distribution services

On April 28, 2022, The Minas Gerais State economic development department (Secretaria de Desenvolvimento Econômico do Estado de Minas Gerais - SEDE/MG), the state’s body responsible for regulation and ratifying of tariffs for piped gas distribution service, published conclusion of its Review of Tariffs for piped natural gas distribution service, with the following effects, approved by SEDE Resolution 21: Cost of Capital: 8.71% p.a.; operating costs within regulatory coverage, and the new tariff structure for supplies made by Gasmig. Considering the afore mentioned effects, the tariff repositioning index average interest rate was -10.05% over margins in effect since February 2022.

Its effects are backdated to February 2022, and the differences between the margins approved and those in effect will be captured by the offsetting account from February 1, 2022 and the date of ratification of the tariff adjustment with the margins approved by this Resolution.